UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2025
Condensed Financial Statements [Abstract]
UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2:  UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Financial Statement preparation

These unaudited interim consolidated financial statements of the Company as of June 30, 2025 and for the six months then ended have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). They do not include all information and notes required by U.S. GAAP in the preparation of annual consolidated financial statements.

The accounting policies used in the preparation of the unaudited interim consolidated financial statements is the same as those described in the Company's audited consolidated financial statements prepared in accordance with U.S. GAAP for the year ended December 31, 2024.

The Company makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated interim financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The Company believes all adjustments necessary for a fair statement of the results for the period presented have been made, and all such adjustments were of a normal recurring nature unless otherwise disclosed. The financial results for the period are not necessarily indicative of financial results for the full year.

These financial statements should be read in conjunction with the Company's consolidated financial statements for the year ended December 31, 2024, and the accompanying notes. There have been no changes in the significant accounting policies from those disclosed in the Company’s audited consolidated financial statements for the fiscal year ended December 31, 2024 included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission on April 28, 2025.